Jul. 01, 2016
J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 8, 2016

to the Prospectus and Summary Prospectus for Class A, Class C, and Select Class

dated July 1, 2016, as supplemented

Changes to Expense Limitation Agreement for the JPMorgan Unconstrained Debt Fund: Effective November 1, 2016 (the “Effective Date”), the Fund’s adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on Class A, Class C, and Select Class Shares and to extend the expense limitation agreement through October 31, 2018. In connection with these changes, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectuses are hereby replaced with the corresponding tables below on the Effective Date.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on page 93 of the Class A, Class C and Select Class prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.44	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.19	0.12
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	1.15	1.67	0.85
Fee Waivers and Expense Reimbursements[1]	(0.25)	(0.27)	(0.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.90	1.40	0.65

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90%, 1.40% and 0.65% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	463	678	937	1,676
CLASS C SHARES ($)	243	472	855	1,930
SELECT CLASS SHARES ($)	66	230	431	1,011

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	463	678	937	1,676
CLASS C SHARES ($)	143	472	855	1,930
SELECT CLASS SHARES ($)	66	230	431	1,011

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE